Business Combination (Details Narrative) - USD ($)	Oct. 15, 2018	Sep. 30, 2019	Feb. 28, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2017
Business Acquisition [Line Items]
Equity method investment ownership percentage		100.00%		100.00%
Warrants to purchase common stock			16,666		25,000
Warrant strike price			$ 0.01			$ 0.01
Goodwill		$ 725,973		$ 725,973
Community Specialty Pharmacy, LLC [Member]
Business Acquisition [Line Items]
Equity method investment ownership percentage	100.00%
Purchase price, cash	$ 300,000
Promissory note issued	$ 300,000
Warrants to purchase common stock	405,507
Warrant term	8 years
Warrant strike price	$ 0.01
Exercise restrictions lapse period	3 years
Goodwill	$ 725,973
Total purchase price	770,291
Fair value of warrants issued	$ 170,291